Related Party Transactions (Narrative) (Details) - USD ($) $ in Millions				3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 15, 2014	Jul. 02, 2012	Jun. 28, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014
Related Party Transaction [Line Items]
Due from related parties				$ 0.5		$ 0.5		$ 0.6	$ 0.9
10.125% Senior Notes due 2020 [Member]
Related Party Transaction [Line Items]
Maturity date		2020
10.125% Senior Notes due 2020 [Member] | Unsecured Debt [Member]
Related Party Transaction [Line Items]
Maturity date						2020		2020	2020
Zayo Group, LLC [Member]
Related Party Transaction [Line Items]
Due from related parties				(4.1)		$ (4.1)		$ (1.3)	$ 0.3
O V S [Member]
Related Party Transaction [Line Items]
Due from related parties				$ 0.5		$ 0.5		0.6	0.1
CII [Member]
Related Party Transaction [Line Items]
Percentage of common stock outstanding				4.00%		4.00%
Matt Erickson [Member] | 10.125% Senior Notes due 2020 [Member] | Unsecured Debt [Member]
Related Party Transaction [Line Items]
Amount due to related parties			$ 0.6	$ 0.4		$ 0.4
Maturity date			2020
Redemption of notes to related party	$ 0.2
Dan Caruso [Member] | Aircraft Reimbursement [Member]
Related Party Transaction [Line Items]
Payable to related party settled				$ 0.2	$ 0.2	$ 0.3	$ 0.6	$ 0.7	$ 0.1